EQUITY - Dividend policy (Details) - $ / shares	1 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Aug. 31, 2019	May 31, 2019	Jan. 31, 2019	Oct. 31, 2018	Aug. 31, 2018	May 31, 2018	Jan. 31, 2018
Series A
EQUITY
Interim dividend per share	$ 22.60	$ 21.50			$ 21.50	$ 21.50			$ 21.50
Final dividend per share				$ 21.50				$ 21.50
Additional dividend paid per share			$ 21.50				$ 21.50
Series B Share
EQUITY
Interim dividend per share	$ 24.86	$ 23.65			$ 23.65	$ 23.65			$ 23.65
Final dividend per share				$ 23.65				$ 23.65
Additional dividend paid per share			$ 23.65				$ 23.65